WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	COMMUNICATIONS — 5.4%
1,354	GoDaddy, Inc. - Class A*	$243,910
	CONSUMER DISCRETIONARY — 13.5%
1,673	CarMax, Inc.*	130,360
2,202	Masco Corp.	153,127
290	Pool Corp.	92,322
1,628	Wyndham Hotels & Resorts, Inc.	147,350
2,792	YETI Holdings, Inc.*	92,415
		615,574
	FINANCIALS — 13.7%
2,733	Brown & Brown, Inc.	339,985
80	Markel Group, Inc.*	149,569
1,668	RLI Corp.	133,990
		623,544
	HEALTH CARE — 9.0%
197	Chemed Corp.	121,218
784	Ensign Group, Inc.	101,450
570	Molina Healthcare, Inc.*	187,752
		410,420
	INDUSTRIALS — 17.6%
2,576	API Group Corp.*	92,118
287	EMCOR Group, Inc.	106,084
1,510	Graco, Inc.	126,100
548	IDEX Corp.	99,171
742	Landstar System, Inc.	111,448
715	SiteOne Landscape Supply, Inc.*	86,830
1,914	Tetra Tech, Inc.	55,984
242	Watsco, Inc.	123,009
		800,744
	MATERIALS — 11.3%
1,365	Ashland, Inc.	80,931
1,456	Ball Corp.	75,814
332	Carlisle Cos., Inc.	113,046
7,033	Element Solutions, Inc.	159,016
1,456	Trex Co., Inc.*	84,593
		513,400
	REAL ESTATE — 7.3%
1,148	CBRE Group, Inc. - Class A*	150,136

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
729	Jones Lang LaSalle, Inc.*	$180,726
		330,862
	TECHNOLOGY — 18.9%
1,170	Booz Allen Hamilton Holding Corp.	122,359
851	CDW Corp.	136,381
1,559	Entegris, Inc.	136,381
1,570	MKS Instruments, Inc.	125,836
756	PTC, Inc.*	117,142
214	Teledyne Technologies, Inc.*	106,510
409	Zebra Technologies Corp. - Class A*	115,567
		860,176
	TOTAL COMMON STOCKS
	(Cost $4,561,742)	4,398,630

Principal Amount
	BANK DEPOSIT INVESTMENTS — 2.8%
$125,788	UMB Bank, Money Market Special II, 4.19%[1]	125,788
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $125,788)	125,788
	TOTAL INVESTMENTS — 99.5%
	(Cost $4,687,530)	4,524,418
	Other Assets in Excess of Liabilities — 0.5%	23,518
	TOTAL NET ASSETS — 100.0%	$4,547,936

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.